STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended		3 Months Ended		9 Months Ended
	Aug. 17, 2023	May 17, 2023	Mar. 06, 2023	Aug. 22, 2022	May 24, 2022	Mar. 14, 2022	Jul. 31, 2023	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Dividends									$ (7,686)	$ (7,695)	$ (23,063)	$ (22,925)